Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share premium [member]	Reverse Recapitalization Reserve [member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total equity [member]
Balance at Dec. 31, 2022	$ 112,821	$ (79,596)	$ 9,257	$ 20,348	$ 21,238	$ 9,614	$ (96,072)	$ 2,468	$ 78	$ 797	$ 875
IfrsStatementLineItems [Line Items]
Net loss for the period							4,997		4,997	(5)	4,992
Exchange difference on transaction of financial statements of foreign operations								(598)	(598)		(598)
Total comprehensive loss for the period							4,997	(598)	4,399	(5)	4,394
Issuance of new shares for equity financing	7,640								7,640		7,640
Conversion of long-term notes into common shares	21								21		21
Equity compensation - employee share-based compensation	109			4,006					4,115		4,115
Balance at Jun. 30, 2023	120,591	(79,596)	9,257	24,354	21,238	9,614	(91,075)	1,870	16,253	792	17,045
Balance at Dec. 31, 2023	121,768	(79,596)	9,257	27,229	21,238	9,614	(98,097)	2,208	13,621	780	14,401
IfrsStatementLineItems [Line Items]
Net loss for the period							(6,635)		(6,635)	108	(6,527)
Exchange difference on transaction of financial statements of foreign operations								(913)	(913)		(913)
Total comprehensive loss for the period							(6,635)	(913)	(7,548)	108	(7,440)
Issuance of new shares for equity financing	4,297								4,297		4,297
Warrants exercised	1,228								1,228		1,228
Conversion of long-term notes into common shares	106								106		106
Equity compensation - employee share-based compensation				5,442					5,442		5,442
Balance at Jun. 30, 2024	$ 127,399	$ (79,596)	$ 9,257	$ 32,671	$ 21,238	$ 9,614	$ (104,732)	$ 1,295	$ 17,146	$ 888	$ 18,034